CONVERTIBLE NOTES (Detail Textuals) - USD ($)	3 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Oct. 31, 2017
Debt Instrument [Line Items]
Convertible notes	$ 2,590,125
Cash proceeds	2,249,000
Original issuance discount	250,875
Financing fees	$ 90,250
Common shares and warrant units	634,055
Warrants to purchase	78,000		1,312,722
Warrants Outstanding Weighted average exercise price	$ 1.75
Conversion after issuance days	180 days
Conversion price	70.00%
Derivative liabilities	$ 479,762
Interest expense on convertible notes	27,153	$ 0
Accrued interest payable	$ 27,153	0
Minimum
Debt Instrument [Line Items]
Warrants Outstanding Weighted average exercise price			$ 0.81
Debt Instrument, Term	6 months
Interest rate	0.00%
Trading days prior to conversion	20 days
Maximum
Debt Instrument [Line Items]
Warrants Outstanding Weighted average exercise price			$ 2.60
Debt Instrument, Term	1 year
Interest rate	12.00%
Trading days prior to conversion	25 days
Interest expense
Debt Instrument [Line Items]
Amortization expense of debt discount and deferred financing fees	$ 953,451	$ 0